Stockholders' equity	6 Months Ended
Jun. 30, 2012
Stockholders' equity
Stockholders' equity

13                                  Stockholders’ equity

Stockholders

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In April 2012, the Board of Directors approved the payment of interest on capital in the amount of US$ 3 billion, corresponding to US$ 0.588547644 per outstanding share, common or preferred shares, of Vale issuance.

In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion.

Mandatorily convertible

In June 2012, the notes series VALE and VALE.P-2012 were converted into ADS and represent an aggregate of 15,839,592 common shares and 40,241,968 preferred class A shares respectively. The Conversion was made using 56,081,560 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$ (251) was accounted for in additional paid-in capital in the stockholder’s equity.

In May 2012, Vale paid additional remuneration to holders of those mandatorily convertible notes, in the amount of US$ 1.463648 and US$ 1.692869 per note, respectively.

Earnings per share

Earnings per share amounts have been calculated as follows:

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Net income for the period	2,662	3,827	6,452	6,489	13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share

Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Income available to convertible notes linked to preferred	—	35	57	—	118
Income available to convertible notes linked to common	—	14	23	—	47
	2,615	3,811	6,418	6,426	13,218
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Total	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	47,285	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	18,416	18,416	—	18,416
Total	—	65,701	65,701	—	65,701

Total
Earnings per preferred share	0.51	0.74	1.21	1.26	2.50
Earnings per common share	0.51	0.74	1.21	1.26	2.50
Earnings per convertible note linked to preferred	—	0.97	1.71	—	3.38
Earnings per convertible note linked to common share	—	1.03	1.79	—	3.53

The Company does not disclose a calculation for diluted earnings per share because the effect is anti-dilutive.